OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2021
Other Financial Items [Abstract]
Schedule of other financial items, net
Other financial items, net comprise the following items:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Net cash movement on non-designated derivatives and swap settlements	(3,558)	(5,756)
Net increase/(decrease) in fair value of non-designated derivatives	6,937	(25,864)
Allowance for expected credit losses	716	(68)
Other items	(338)	105
Total other financial items, net	3,757	(31,583)